NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 44.9%
	Communications - 3.9%
17,808	AT&T, Inc.	$ 368,625
19,494	Comcast Corporation, Class A	478,578
802	GoDaddy, Inc., Class A(a)	68,074
298	IDT Corporation, Class B	17,332
5,855	Spok Holdings, Inc.	59,955
1,947	T-Mobile US, Inc.	326,570
5,871	Verizon Communications, Inc.	248,578
		1,567,712
	Consumer Staples - 3.0%
25,047	Albertsons Companies, Inc., Class A	338,886
1,716	Archer-Daniels-Midland Company	131,102
7,793	Conagra Brands, Inc.	104,894
4,205	General Mills, Inc.	146,334
1,012	Kroger Company (The)	56,196
2,694	Molson Coors Beverage Company, Class B	104,958
735	Pilgrim's Pride Corporation	20,661
82	Target Corporation	10,710
12,976	The Kraft Heinz Company	306,494
		1,220,235
	Energy - 5.0%
8,437	Antero Midstream Corporation	191,942
2,061	Cheniere Energy, Inc.	492,600
1,151	Chevron Corporation	190,790
4,275	Exxon Mobil Corporation	584,477
6,414	Kinder Morgan, Inc.	205,056
1,193	Marathon Petroleum Corporation	305,014
1,205	Occidental Petroleum Corporation	58,527
		2,028,406
	Financials - 5.0%
2,538	AerCap Holdings N.V.	369,990
23,906	AGNC Investment Corporation	260,575
914	Allstate Corporation (The)	217,477
10,599	Annaly Capital Management, Inc.	236,994
1,586	Citigroup, Inc.	221,977

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 44.9% (Continued)
	Financials - 5.0% (Continued)
13,282	KeyCorporation	$ 306,150
694	State Street Corporation	117,702
6,292	Truist Financial Corporation	313,467
		2,044,332
	Health Care - 9.3%
1,998	Abbott Laboratories	181,299
663	Amgen, Inc.	240,086
1,612	Becton Dickinson and Company	243,944
1,119	Biogen, Inc.(a)	241,771
7,709	Bristol-Myers Squibb Company	444,193
1,292	Cardinal Health, Inc.	306,927
319	Elevance Health, Inc.	123,367
2,758	Gilead Sciences, Inc.	348,446
1,099	Johnson & Johnson	279,113
270	McKesson Corporation	204,012
1,745	Medtronic PLC	136,511
2,470	Merck & Company, Inc.	317,395
21,399	Pfizer, Inc.	515,287
10,785	Viatris, Inc.	171,266
		3,753,617
	Industrials - 1.6%
1,304	A O Smith Corporation	81,787
5,465	ADT, Inc.	35,523
1,161	Fluor Corporation(a)	60,825
2,488	Fortive Corporation	151,992
170	Northrop Grumman Corporation	86,582
1,594	PACCAR, Inc.	191,471
183	RTX Corporation	34,721
		642,901
	Materials - 1.0%
1,106	Reliance, Inc.	413,202

	Real Estate - 1.2%
7,880	Host Hotels & Resorts, Inc.	186,835

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 44.9% (Continued)
	Real Estate - 1.2% (Continued)
5,323	Millrose Properties, Inc.	$ 159,956
14,474	New Residential Investment Corporation	135,911
		482,702
	Technology - 5.1%
810	Accenture PLC, Class A	100,796
1,781	Adobe, Inc.(a)	365,140
1,338	Cisco Systems, Inc.	157,161
778	Cognizant Technology Solutions Corporation, Class A	30,132
2,553	Dolby Laboratories, Inc., Class A	134,237
880	Dropbox, Inc., Class A(a)	24,174
9,366	Gen Digital, Inc.	233,120
1,240	QUALCOMM, Inc.	229,140
517	Roper Technologies, Inc.	174,948
1,229	Salesforce, Inc.	192,535
256	TD SYNNEX Corporation	68,439
256	Wix.com Ltd.(a)	11,615
681	Workday, Inc., Class A(a)	83,368
2,826	Zoom Video Communications, Inc.(a)	243,912
		2,048,717
	Utilities - 9.8%
4,699	Ameren Corporation	531,175
2,004	American Electric Power Company, Inc.	274,167
4,900	Avista Corporation	200,459
2,664	Consolidated Edison, Inc.	294,718
2,054	Duke Energy Corporation	259,995
1,589	Edison International	118,301
1,843	Evergy, Inc.	159,290
14,082	Exelon Corporation	656,503
1,963	FirstEnergy Corporation	93,321
2,637	NiSource, Inc.	125,389
13,688	OGE Energy Corporation	666,058
17,597	PG&E Corporation	295,982
1,964	Portland General Electric Company	101,794

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares				Fair Value
	COMMON STOCKS — 44.9% (Continued)
	Utilities - 9.8% (Continued)
4,953	UGI Corporation			$ 171,077
				3,948,229

	TOTAL COMMON STOCKS (Cost $18,275,362)			18,150,053

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 22.0%
	U.S. TREASURY BILLS — 22.0%
9,000,000	United States Treasury Bill (b)	–	10/01/26	8,914,081
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,920,650)

	TOTAL INVESTMENTS - 66.9% (Cost $27,196,012)			$ 27,064,134
	OTHER ASSETS IN EXCESS OF LIABILITIES- 33.1%			13,420,618
	NET ASSETS - 100.0%			$ 40,484,752

ADR	- American Depositary Receipt
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Zero coupon bond.

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

TOTAL RETURN SWAPS
Notional Amount at June 30, 2026	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
$ 279,130	1,935	3M Co.	FEDEF-1D + 45 bps	Pay	11/24/2026	$ 33,838	$ -	$ 33,838
(155,803)	(3,815)	Abm Industries Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(12,150)	-	(12,150)
(130,434)	(2,031)	Acadian Asset Management	FEDEF-1D - 35 bps	Receive	11/24/2026	(14,343)	-	(14,343)
(213,462)	(15,127)	Accelerant Holdings	FEDEF-1D - 35 bps	Receive	11/24/2026	39,236	-	39,236
285,906	1,153	Accenture Plc-Cl A	FEDEF-1D + 45 bps	Pay	11/24/2026	(146,390)	-	(146,390)
(490,649)	(39,391)	Acuren Corporation	FEDEF-1D - 93 bps	Receive	11/24/2026	183,957	-	183,957
(154,503)	(1,809)	Acushnet Holdings Co	FEDEF-1D - 35 bps	Receive	11/24/2026	(58,818)	-	(58,818)
84,445	862	Aercap Holdings Nv	FEDEF-1D + 45 bps	Pay	11/24/2026	36,349	-	36,349
205,616	1,508	Agco Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	(27,418)	-	(27,418)
(101,364)	(1,089)	Agilysys Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(12,169)	-	(12,169)
(225,719)	(865)	Air Products & Chemicals	FEDEF-1D - 35 bps	Receive	11/24/2026	(26,345)	-	(26,345)
130,700	2,336	Alcoa Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	(10,717)	-	(10,717)
(185,294)	(843)	Alexander'S Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(51,241)	-	(51,241)
97,372	1,277	Allegiant Travel	FEDEF-1D + 45 bps	Pay	11/24/2026	52,283	-	52,283
(141,533)	(3,614)	Amalgamated Financial	FEDEF-1D - 35 bps	Receive	11/24/2026	(23,809)	-	(23,809)
96,755	6,739	American Airlines Group	FEDEF-1D + 45 bps	Pay	11/24/2026	24,702	-	24,702
(273,107)	(2,132)	American Financial Group	FEDEF-1D - 35 bps	Receive	11/24/2026	(24,525)	-	(24,525)
132,125	1,824	Amkor Technology Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	24,878	-	24,878
152,825	5,247	Amn Healthcare Services	FEDEF-1D + 45 bps	Pay	11/24/2026	16,518	-	16,518
(226,215)	(4,188)	Amrize Ltd	FEDEF-1D - 35 bps	Receive	11/24/2026	4,327	-	4,327
233,030	574	Analog Devices Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(5,188)	-	(5,188)
52,774	3,338	Antero Midstream Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	23,749	-	23,749
570,325	14,097	Apa Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	(114,101)	-	(114,101)
314,299	23,057	Apple Hospitality Reit	FEDEF-1D + 45 bps	Pay	11/24/2026	74,906	-	74,906
(457,024)	(3,675)	Aptargroup Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(1,675)	-	(1,675)
434,549	6,854	Archer-Daniels-Midland	FEDEF-1D + 45 bps	Pay	11/24/2026	86,960	-	86,960
182,028	3,713	Array Digital Infrastructure	FEDEF-1D + 45 bps	Pay	11/24/2026	15,096	-	15,096
147,915	16,014	Asana Inc - Cl A	FEDEF-1D + 45 bps	Pay	11/24/2026	(36,300)	-	(36,300)
(131,881)	(531)	Assurant Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(10,828)	-	(10,828)
183,612	7,880	At&T Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(20,906)	-	(20,906)
159,463	2,106	Atkore Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	322	-	322
(363,337)	(8,956)	Atlanta Braves Holdings	FEDEF-1D - 35 bps	Receive	11/24/2026	(88,226)	-	(88,226)
299,904	13,013	Atn International Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	47,763	-	47,763
(233,153)	(11,494)	Autohome Inc-Adr	FEDEF-1D - 63 bps	Receive	11/24/2026	16,857	-	16,857
(373,803)	(1,876)	Autonation Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	28,152	-	28,152
(403,846)	(118)	Autozone Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	30,039	-	30,039
154,667	19,400	Avantor Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	36,374	-	36,374
(417,318)	(2,758)	Balchem Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(41,694)	-	(41,694)
46,138	3,108	Bandwidth Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	148,361	-	148,361
(201,816)	(1,465)	Bank First Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(14,850)	-	(14,850)
(384,467)	(5,056)	Bank Of Hawaii Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(28,190)	-	(28,190)
(156,163)	(4,286)	Bbb Foods Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(21,612)	-	(21,612)
57,391	324	Biogen Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	11,228	-	11,228
(169,543)	(7,980)	Biolife Solutions Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(54,925)	-	(54,925)
268,162	2,805	Biontech Se-Adr	FEDEF-1D + 45 bps	Pay	11/24/2026	(12,168)	-	(12,168)
(106,521)	(4,683)	Bkv Corporation	FEDEF-1D - 35 bps	Receive	11/24/2026	(17,750)	-	(17,750)
194,818	2,635	Bread Financial Holdings	FEDEF-1D + 45 bps	Pay	11/24/2026	89,276	-	89,276
214,400	2,844	Builders Firstsource	FEDEF-1D + 45 bps	Pay	11/24/2026	39,378	-	39,378
(160,160)	(287)	Caci International Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	28,470	-	28,470
(86,449)	(2,116)	Cactus Inc - A	FEDEF-1D - 35 bps	Receive	11/24/2026	(20,630)	-	(20,630)
(118,734)	(1,936)	California Resources	FEDEF-1D - 35 bps	Receive	11/24/2026	16,691	-	16,691
124,187	2,661	Calix Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(26,041)	-	(26,041)

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

TOTAL RETURN SWAPS
Notional Amount at June 30, 2026	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
$ 316,914	3,316	Cal-Maine Foods Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	$ (49,160)	$ -	$ (49,160)
(102,653)	(1,340)	Carvana Co	FEDEF-1D - 35 bps	Receive	11/24/2026	14,999	-	14,999
(304,664)	(2,969)	Casella Waste System	FEDEF-1D - 35 bps	Receive	11/24/2026	20,927	-	20,927
(124,661)	(168)	Casey's General Store	FEDEF-1D - 35 bps	Receive	11/24/2026	(8,400)	-	(8,400)
(184,644)	(375)	Cavco Industries Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(44,239)	-	(44,239)
(93,597)	(3,193)	Cbiz Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(7,811)	-	(7,811)
124,603	867	Cdw Corp/De	FEDEF-1D + 45 bps	Pay	11/24/2026	(4,160)	-	(4,160)
285,471	5,538	Centene Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	67,189	-	67,189
(187,888)	(3,241)	Centerspace	FEDEF-1D - 35 bps	Receive	11/24/2026	4,806	-	4,806
(121,919)	(1,163)	Choice Hotels Intl Inc	FEDEF-1D - 98 bps	Receive	11/24/2026	(5,601)	-	(5,601)
70,413	2,814	Cia De Minas Buenaventura	FEDEF-1D + 45 bps	Pay	11/24/2026	13,320	-	13,320
(153,232)	(2,071)	Cimpress Plc	FEDEF-1D - 35 bps	Receive	11/24/2026	(56,153)	-	(56,153)
(390,567)	(13,063)	Cinemark Holdings Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(22,039)	-	(22,039)
(227,437)	(1,127)	Cintas Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	37,766	-	37,766
333,271	2,421	Cirrus Logic Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	18,715	-	18,715
(199,094)	(1,644)	City Holding Co	FEDEF-1D - 35 bps	Receive	11/24/2026	(18,221)	-	(18,221)
151,255	14,106	Cnh Industrial Nv	FEDEF-1D + 45 bps	Pay	11/24/2026	5,601	-	5,601
353,071	4,695	Cognizant Tech Solutions	FEDEF-1D + 45 bps	Pay	11/24/2026	(175,614)	-	(175,614)
(156,869)	(2,307)	Cohen & Steers Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(20,159)	-	(20,159)
147,883	1,920	Commercial Metals Co	FEDEF-1D + 45 bps	Pay	11/24/2026	(29,699)	-	(29,699)
114,193	5,368	Compass Minerals International	FEDEF-1D + 45 bps	Pay	11/24/2026	50,821	-	50,821
(78,144)	(4,061)	Comstock Resources	FEDEF-1D - 35 bps	Receive	11/24/2026	19,601	-	19,601
24,365	1,715	Conagra Brands Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(1,441)	-	(1,441)
248,843	2,577	Consolidated Edison	FEDEF-1D + 45 bps	Pay	11/24/2026	36,135	-	36,135
177,858	9,354	Constellium Se	FEDEF-1D + 45 bps	Pay	11/24/2026	115,336	-	115,336
(178,804)	(2,548)	Corvel Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	21,965	-	21,965
109,911	7,029	Costamare Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(11,725)	-	(11,725)
128,733	9,832	Cross Country Health	FEDEF-1D + 45 bps	Pay	11/24/2026	725	-	725
130,923	248	Cummins Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	44,283	-	44,283
213,857	2,702	Cvs Health Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	64,114	-	64,114
155,670	1,315	Danaos Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	4,308	-	4,308
(152,765)	(785)	Darden Restaurants Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(8,879)	-	(8,879)
157,060	3,416	Delek Us Holdings Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	15,991	-	15,991
39,556	320	Dell Technologies -C	FEDEF-1D + 45 bps	Pay	11/24/2026	98,044	-	98,044
391,555	5,281	Delta Air Lines Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	100,765	-	100,765
135,377	13,307	Dentsply Sirona Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	5,366	-	5,366
133,181	2,768	Docusign Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(11,584)	-	(11,584)
30,640	530	Dolby Laboratories Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(2,884)	-	(2,884)
106,175	1,032	Dollar Tree Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	17,683	-	17,683
151,269	1,748	Donaldson Co Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	5,217	-	5,217
(380,353)	(3,535)	Dorman Products Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(99,268)	-	(99,268)
76,184	2,842	Dropbox Inc-Class A	FEDEF-1D + 45 bps	Pay	11/24/2026	(2,725)	-	(2,725)
350,732	2,700	Dte Energy Company	FEDEF-1D + 45 bps	Pay	11/24/2026	60,468	-	60,468
(235,529)	(1,584)	Ducommun Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(57,223)	-	(57,223)
248,737	2,166	Duke Energy Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	20,929	-	20,929
(216,415)	(4,110)	Dutch Bros Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(76,478)	-	(76,478)
156,956	14,984	Dxc Technology Co	FEDEF-1D + 45 bps	Pay	11/24/2026	(24,860)	-	(24,860)
(442,495)	(2,101)	Eagle Materials Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(24,617)	-	(24,617)
118,723	12,128	Eastman Kodak Co	FEDEF-1D + 45 bps	Pay	11/24/2026	(6,928)	-	(6,928)
(141,518)	(537)	Ecolab Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(6,615)	-	(6,615)
289,907	5,468	Edison International	FEDEF-1D + 45 bps	Pay	11/24/2026	121,777	-	121,777
191,299	2,209	Edwards Lifesciences	FEDEF-1D + 45 bps	Pay	11/24/2026	5,935	-	5,935

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

TOTAL RETURN SWAPS
Notional Amount at June 30, 2026	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
$ (189,553)	(4,556)	Element Solutions Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	$ (27,496)	$ -	$ (27,496)
141,764	431	Elevance Health Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	23,627	-	23,627
(185,103)	(242)	Emcor Group Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(14,321)	-	(14,321)
(307,134)	(1,138)	Enpro Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(120,103)	-	(120,103)
(144,316)	(671)	Erie Indemnity Companies	FEDEF-1D - 48 bps	Receive	11/24/2026	(16,176)	-	(16,176)
166,452	2,590	Evergy Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	55,753	-	55,753
432,807	6,363	Eversource Energy	FEDEF-1D + 45 bps	Pay	11/24/2026	30,673	-	30,673
230,967	5,245	Exelixis Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	52,332	-	52,332
(166,401)	(5,352)	Exlservice Holdings	FEDEF-1D - 35 bps	Receive	11/24/2026	29,823	-	29,823
(428,961)	(6,217)	Exponent Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	68,424	-	68,424
(114,898)	(7,964)	Exzeo Group Inc	FEDEF-1D - 98 bps	Receive	11/24/2026	(18,536)	-	(18,536)
(87,984)	(86)	Fair Isaac Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(14,308)	-	(14,308)
(251,812)	(17,483)	First Advantage Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(59,297)	-	(59,297)
(111,914)	(3,492)	First Finl Bankshare	FEDEF-1D - 35 bps	Receive	11/24/2026	(9,383)	-	(9,383)
103,959	463	First Solar Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	3,575	-	3,575
299,973	6,559	Firstenergy Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	11,048	-	11,048
(213,379)	(6,129)	Firstsun Capital Bank	FEDEF-1D - 35 bps	Receive	11/24/2026	(23,741)	-	(23,741)
162,835	4,168	Fluor Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	48,234	-	48,234
(133,929)	(10,080)	Fmc Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	17,557	-	17,557
287,941	6,377	Fortune Brands Innovations	FEDEF-1D + 45 bps	Pay	11/24/2026	57,356	-	57,356
169,123	4,181	Freeport-Mcmoran Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	90,792	-	90,792
166,200	20,134	Freshworks Inc-Cl A	FEDEF-1D + 45 bps	Pay	11/24/2026	36,080	-	36,080
(214,373)	(1,321)	Fti Consulting Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	22,843	-	22,843
441,355	20,725	Fulton Financial Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	58,533	-	58,533
170,839	7,371	Gates Industrial Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	33,573	-	33,573
243,508	7,632	Gci Liberty Inc-Cl C	FEDEF-1D + 45 bps	Pay	11/24/2026	(81,882)	-	(81,882)
27,866	1,020	Gen Digital Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(3,537)	-	(3,537)
(92,044)	(1,005)	Genedx Holdings Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	24,269	-	24,269
192,630	2,288	General Motors Co	FEDEF-1D + 45 bps	Pay	11/24/2026	(18,660)	-	(18,660)
127,829	8,563	Genie Energy Ltd-B	FEDEF-1D + 45 bps	Pay	11/24/2026	(7,521)	-	(7,521)
146,664	1,001	Godaddy Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(68,898)	-	(68,898)
285,638	3,330	Graco Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(35,771)	-	(35,771)
(177,605)	(1,820)	Graham Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(47,226)	-	(47,226)
(148,735)	(140)	Graham Holdings Co	FEDEF-1D - 35 bps	Receive	11/24/2026	(10,112)	-	(10,112)
(166,629)	(990)	Grand Canyon Education	FEDEF-1D - 35 bps	Receive	11/24/2026	26,148	-	26,148
(192,225)	(2,822)	Green Brick Partners	FEDEF-1D - 35 bps	Receive	11/24/2026	(33,141)	-	(33,141)
283,577	17,487	Green Plains Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(16,586)	-	(16,586)
(477,985)	(6,790)	Greif Inc-Cl A	FEDEF-1D - 35 bps	Receive	11/24/2026	(29,893)	-	(29,893)
(155,677)	(12,709)	Grindr Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(24,725)	-	(24,725)
(208,140)	(629)	Group 1 Automotive Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	26,355	-	26,355
233,947	15,393	Hawaiian Electric Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(27,875)	-	(27,875)
(362,780)	(2,706)	Hawkins Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(17,058)	-	(17,058)
(176,004)	(6,467)	Hbt Financial Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(31,056)	-	(31,056)
(123,410)	(4,323)	Heartflow Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(1,768)	-	(1,768)
143,324	12,258	Herbalife Ltd	FEDEF-1D + 45 bps	Pay	11/24/2026	17,399	-	17,399
172,877	7,851	Hewlett Packard Enterprises	FEDEF-1D + 45 bps	Pay	11/24/2026	180,533	-	180,533
373,198	7,117	Hf Sinclair Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	121,391	-	121,391
271,875	35,025	Hillman Solutions Co	FEDEF-1D + 45 bps	Pay	11/24/2026	22,193	-	22,193
170,608	6,955	Hp Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(16,578)	-	(16,578)
138,226	581	Humana Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	89,292	-	89,292
182,935	662	Hunt (Jb) Transprt Services	FEDEF-1D + 45 bps	Pay	11/24/2026	8,067	-	8,067
(213,095)	(1,560)	Huron Consulting Group	FEDEF-1D - 35 bps	Receive	11/24/2026	74,476	-	74,476

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

TOTAL RETURN SWAPS
Notional Amount at June 30, 2026	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
$ (141,445)	(853)	Hyatt Hotels Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	$ (23,288)	$ -	$ (23,288)
366,347	6,965	Idt Corp-Class B	FEDEF-1D + 45 bps	Pay	11/24/2026	20,234	-	20,234
633,906	76,708	Ihs Holding Ltd	FEDEF-1D + 45 bps	Pay	11/24/2026	(5,168)	-	(5,168)
(77,721)	(2,111)	Imax Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(4,922)	-	(4,922)
(169,373)	(1,191)	Impinj Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(766)	-	(766)
557,957	5,866	Incyte Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	101,991	-	101,991
(143,615)	(2,844)	Ingevity Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(65,426)	-	(65,426)
200,576	2,318	Ingles Markets Inc-C	FEDEF-1D + 45 bps	Pay	11/24/2026	2,399	-	2,399
206,216	14,986	Inmode Ltd	FEDEF-1D + 45 bps	Pay	11/24/2026	10,773	-	10,773
(33,852)	(792)	Innodata Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(25,668)	-	(25,668)
(190,503)	(2,426)	Innospec Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(6,129)	-	(6,129)
147,182	15,191	Integra Lifesciences	FEDEF-1D + 45 bps	Pay	11/24/2026	124,131	-	124,131
(161,690)	(2,246)	International Bancshares	FEDEF-1D - 35 bps	Receive	11/24/2026	(8,041)	-	(8,041)
216,672	2,716	International Seaway	FEDEF-1D + 45 bps	Pay	11/24/2026	2,993	-	2,993
(252,015)	(2,748)	Interparfums Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(56,910)	-	(56,910)
(171,569)	(2,112)	Intl Flavors & Fragrances	FEDEF-1D - 35 bps	Receive	11/24/2026	8,649	-	8,649
207,242	575	Intuit Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(57,844)	-	(57,844)
207,716	7,358	Iridium Communications	FEDEF-1D + 45 bps	Pay	11/24/2026	190,334	-	190,334
90,427	391	Jazz Pharmaceuticals	FEDEF-1D + 45 bps	Pay	11/24/2026	3,496	-	3,496
417,515	3,091	Johnson Controls International	FEDEF-1D + 45 bps	Pay	11/24/2026	31,074	-	31,074
279,564	7,574	Kennametal Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(15,311)	-	(15,311)
(226,890)	(739)	Kinsale Capital Group	FEDEF-1D - 35 bps	Receive	11/24/2026	(16,241)	-	(16,241)
144,502	1,016	Kirby Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	(6,830)	-	(6,830)
(239,264)	(3,366)	Knife River Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(36,899)	-	(36,899)
324,365	4,972	Kroger Co	FEDEF-1D + 45 bps	Pay	11/24/2026	(51,851)	-	(51,851)
(212,223)	(4,310)	Lakeland Financial Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(8,828)	-	(8,828)
118,120	1,217	Lantheus Holdings Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	16,490	-	16,490
(214,924)	(4,348)	Lgi Homes Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(61,390)	-	(61,390)
396,311	48,936	Liberty Latin America	FEDEF-1D + 45 bps	Pay	11/24/2026	(22,103)	-	(22,103)
(4,893)	(0)	Liberty Latin America Ltd.	FEDEF-1D - 35 bps	Receive	11/24/2026	106,129	-	106,129
(423,040)	(4,710)	Liberty Media Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(23,337)	-	(23,337)
(407,437)	(3,589)	Liberty Media Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(45,759)	-	(45,759)
(108,755)	(2,661)	Lincoln Educational	FEDEF-1D - 35 bps	Receive	11/24/2026	(23,461)	-	(23,461)
(231,647)	(470)	Linde Plc	FEDEF-1D - 35 bps	Receive	11/24/2026	(11,111)	-	(11,111)
(122,290)	(3,814)	Liquidity Services Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(25,580)	-	(25,580)
(335,769)	(1,313)	Lithia Motors Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(43,838)	-	(43,838)
(194,867)	(2,667)	Louisiana-Pacific Co	FEDEF-1D - 35 bps	Receive	11/24/2026	(14,405)	-	(14,405)
388,285	42,020	Lumen Technologies Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(71,192)	-	(71,192)
290,629	21,087	Lyft Inc-A	FEDEF-1D + 45 bps	Pay	11/24/2026	15,012	-	15,012
(228,855)	(1,680)	M/I Homes Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(40,669)	-	(40,669)
140,124	6,376	Macy'S Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	10,792	-	10,792
(125,742)	(2,755)	Madison Square Garden Sports Corp.	FEDEF-1D - 35 bps	Receive	11/24/2026	(94,016)	-	(94,016)
(321,886)	(20,944)	Magnite Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(74,782)	-	(74,782)
(163,871)	(2,990)	Makemytrip Ltd	FEDEF-1D - 35 bps	Receive	11/24/2026	6,340	-	6,340
(362,092)	(21,948)	Manchester United Players	FEDEF-1D - 35 bps	Receive	11/24/2026	(136,303)	-	(136,303)
183,067	3,962	Maplebear Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(4,013)	-	(4,013)
71,525	405	Marathon Petroleum Co.	FEDEF-1D + 45 bps	Pay	11/24/2026	31,595	-	31,595
156,484	11,542	Marten Transport Ltd	FEDEF-1D + 45 bps	Pay	11/24/2026	42,903	-	42,903
(285,517)	(534)	Martin Marietta Materials	FEDEF-1D - 35 bps	Receive	11/24/2026	(17,685)	-	(17,685)
118,824	1,579	Masco Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	5,102	-	5,102
(210,636)	(5,766)	Match Group Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(8,204)	-	(8,204)
(175,637)	(12,709)	Mcgraw Hill Inc	FEDEF-1D - 53 bps	Receive	11/24/2026	56,658	-	56,658

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

TOTAL RETURN SWAPS
Notional Amount at June 30, 2026	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
$ (213,697)	(14,559)	Mechanics Bancorp-A	FEDEF-1D - 35 bps	Receive	11/24/2026	$ (26,232)	$ -	$ (26,232)
(149,244)	(3,242)	Merchants Bancorp	FEDEF-1D - 35 bps	Receive	11/24/2026	(12,820)	-	(12,820)
(201,582)	(159)	Mettler-Toledo International Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(471)	-	(471)
(137,157)	(3,193)	Miami International	FEDEF-1D - 35 bps	Receive	11/24/2026	20,002	-	20,002
36,683	198	Micron Technology Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	190,718	-	190,718
221,862	4,773	Millicom Intl Cellular	FEDEF-1D + 45 bps	Pay	11/24/2026	216,146	-	216,146
(338,725)	(5,545)	Minerals Technologies	FEDEF-1D - 35 bps	Receive	11/24/2026	(63,936)	-	(63,936)
109,977	7,533	Mitek Systems Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	40,937	-	40,937
290,791	1,557	Molina Healthcare Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	63,825	-	63,825
150,137	1,826	Monster Beverage Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	23,341	-	23,341
(152,076)	(911)	Msa Safety Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(6,212)	-	(6,212)
467,010	4,573	Msc Industrial Direct	FEDEF-1D + 45 bps	Pay	11/24/2026	73,932	-	73,932
169,496	2,024	Mueller Industries Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	74,413	-	74,413
129,430	4,702	Mueller Water Products	FEDEF-1D + 45 bps	Pay	11/24/2026	(8,493)	-	(8,493)
(133,023)	(296)	Myr Group Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(14,745)	-	(14,745)
(202,113)	(4,692)	National Bank Holdings	FEDEF-1D - 35 bps	Receive	11/24/2026	(6,786)	-	(6,786)
(413,338)	(11,221)	National Beverage Co	FEDEF-1D - 35 bps	Receive	11/24/2026	64,333	-	64,333
(123,957)	(9,627)	Navan Inc-Cl A	FEDEF-1D - 35 bps	Receive	11/24/2026	(95,283)	-	(95,283)
(233,614)	(9,473)	Neptune Insurance Holdings	FEDEF-1D - 35 bps	Receive	11/24/2026	(62,990)	-	(62,990)
147,187	14,418	Nerdwallet Inc-Cl A	FEDEF-1D + 45 bps	Pay	11/24/2026	(15,200)	-	(15,200)
428,261	13,324	Netscout Systems Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	147,839	-	147,839
(288,575)	(399)	Newmarket Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(26,947)	-	(26,947)
510,090	5,931	Newmont Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	37,924	-	37,924
(224,913)	(1,167)	Nexstar Media Group	FEDEF-1D - 35 bps	Receive	11/24/2026	16,384	-	16,384
119,941	159	Northrop Grumman Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	(40,176)	-	(40,176)
(120,324)	(939)	Novanta Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(31,393)	-	(31,393)
403,352	1,848	Nucor Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	6,473	-	6,473
407,209	9,489	Occidental Petroleum	FEDEF-1D + 45 bps	Pay	11/24/2026	47,460	-	47,460
158,171	14,131	Oil States Internati	FEDEF-1D + 45 bps	Pay	11/24/2026	(46,005)	-	(46,005)
96,248	1,094	Okta Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	51,220	-	51,220
82,848	1,632	On Semiconductor	FEDEF-1D + 45 bps	Pay	11/24/2026	69,119	-	69,119
282,506	4,306	Oneok Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	93,179	-	93,179
307,114	2,326	Oshkosh Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	45,653	-	45,653
222,823	1,811	Owens Corning	FEDEF-1D + 45 bps	Pay	11/24/2026	61,917	-	61,917
124,045	6,969	P G & E Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	(12,012)	-	(12,012)
148,443	3,840	Par Pacific Holdings	FEDEF-1D + 45 bps	Pay	11/24/2026	64,112	-	64,112
(388,165)	(2,368)	Park National Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(44,588)	-	(44,588)
260,071	25,266	Patterson-Uti Energy	FEDEF-1D + 45 bps	Pay	11/24/2026	(28,278)	-	(28,278)
(393,435)	(4,212)	Paychex Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(21,439)	-	(21,439)
(109,319)	(1,019)	Paylocity Holding Co	FEDEF-1D - 35 bps	Receive	11/24/2026	3,998	-	3,998
268,141	11,773	Pediatrix Medical Group	FEDEF-1D + 45 bps	Pay	11/24/2026	28,312	-	28,312
110,022	6,062	Penguin Solutions Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	349,515	-	349,515
(137,825)	(4,907)	Pennant Group Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(41,652)	-	(41,652)
(208,993)	(1,250)	Penske Automotive Group	FEDEF-1D - 35 bps	Receive	11/24/2026	(15,367)	-	(15,367)
(236,750)	(8,465)	Perimeter Solutions	FEDEF-1D - 35 bps	Receive	11/24/2026	(61,872)	-	(61,872)
214,236	4,560	Pilgrim'S Pride Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	(87,477)	-	(87,477)
150,827	1,732	Pinnacle West Capital	FEDEF-1D + 45 bps	Pay	11/24/2026	34,597	-	34,597
(183,895)	(2,640)	Planet Fitness Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	47,463	-	47,463
(198,203)	(948)	Plexus Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(85,234)	-	(85,234)
513,870	10,955	Portland General Electric	FEDEF-1D + 45 bps	Pay	11/24/2026	57,382	-	57,382
(111,410)	(660)	Pricesmart Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(17,221)	-	(17,221)
(377,826)	(10,700)	Pursuit Attractions	FEDEF-1D - 35 bps	Receive	11/24/2026	(214,369)	-	(214,369)

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

TOTAL RETURN SWAPS
Notional Amount at June 30, 2026	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
$ (355,286)	(2,539)	Quaker Chemical Corp	FEDEF-1D +45 bps	Receive	11/24/2026	$ (44,286)	$ -	$ (44,286)
77,144	501	Qualcomm Inc	FEDEF-1D -35 bps	Pay	11/24/2026	14,036	-	14,036
(131,878)	(1,874)	Radnet Inc	FEDEF-1D -35 bps	Receive	11/24/2026	18,112	-	18,112
(210,348)	(2,089)	Rb Global Inc	FEDEF-1D +45 bps	Receive	11/24/2026	(30,447)	-	(30,447)
(5,457)	(460)	Realreal Inc	FEDEF-1D +45 bps	Receive	11/24/2026	94	-	94
79,160	555	Regal Rexnord Corp	FEDEF-1D +45 bps	Pay	11/24/2026	51,521	-	51,521
(115,621)	(1,598)	Republic Bancorp Inc	FEDEF-1D +45 bps	Receive	11/24/2026	(28,815)	-	(28,815)
(258,345)	(1,173)	Republic Services Inc	FEDEF-1D +45 bps	Receive	11/24/2026	9,797	-	9,797
149,751	710	Rtx Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(16,543)	-	(16,543)
131,697	595	Ryder System Inc	FEDEF-1D +45 bps	Pay	11/24/2026	23,992	-	23,992
(51,620)	(6,172)	Sable Offshore Corp	FEDEF-1D -35 bps	Receive	11/24/2026	33,091	-	33,091
(101,317)	(12,144)	Savers Value Village	FEDEF-1D +45 bps	Receive	11/24/2026	(20,700)	-	(20,700)
118,085	3,288	Schneider National Inc	FEDEF-1D -35 bps	Pay	11/24/2026	1,967	-	1,967
342,202	5,470	Scorpio Tankers Inc	FEDEF-1D +45 bps	Pay	11/24/2026	35,819	-	35,819
(299,735)	(4,844)	Scotts Miracle-Gro Co	FEDEF-1D -35 bps	Receive	11/24/2026	(31,693)	-	(31,693)
(172,399)	(14,876)	Select Water Solutions	FEDEF-1D -35 bps	Receive	11/24/2026	(124,211)	-	(124,211)
123,022	2,982	Sensata Technologies	FEDEF-1D +45 bps	Pay	11/24/2026	18,880	-	18,880
(361,963)	(3,805)	Sensient Technologies	FEDEF-1D +45 bps	Receive	11/24/2026	(104,514)	-	(104,514)
(158,973)	(2,148)	Service Corp International	FEDEF-1D +45 bps	Receive	11/24/2026	(4,543)	-	(4,543)
(426,587)	(5,589)	Servisfirst Bancshares	FEDEF-1D +45 bps	Receive	11/24/2026	(57,135)	-	(57,135)
111,320	10,442	Sfl Corp Ltd	FEDEF-1D +45 bps	Pay	11/24/2026	(3,657)	-	(3,657)
(155,865)	(1,694)	Shake Shack Inc	FEDEF-1D +45 bps	Receive	11/24/2026	62,594	-	62,594
(219,237)	(10,704)	Simmons First Natl Corp	FEDEF-1D +45 bps	Receive	11/24/2026	(25,203)	-	(25,203)
(184,251)	(11,875)	Six Flags Entertainment	FEDEF-1D -35 bps	Receive	11/24/2026	(65,626)	-	(65,626)
(144,567)	(3,161)	Sl Green Realty Corp	FEDEF-1D +45 bps	Receive	11/24/2026	(22,187)	-	(22,187)
147,903	4,892	Sm Energy Co	FEDEF-1D +45 bps	Pay	11/24/2026	(20,246)	-	(20,246)
(135,854)	(4,315)	Smartstop Self Storae	FEDEF-1D -35 bps	Receive	11/24/2026	(5,350)	-	(5,350)
439,418	6,726	Smith (A.O.) Corp	FEDEF-1D -35 bps	Pay	11/24/2026	(19,597)	-	(19,597)
(65,395)	(1,665)	Solaris Energy Infrastructure	FEDEF-1D +45 bps	Receive	11/24/2026	(67,564)	-	(67,564)
(218,849)	(2,752)	Solstice Adv Materials	FEDEF-1D -35 bps	Receive	11/24/2026	(23,330)	-	(23,330)
291,183	6,881	Southwest Airlines Co.	FEDEF-1D +45 bps	Pay	11/24/2026	62,921	-	62,921
306,099	18,856	Spok Holdings Inc	FEDEF-1D -35 bps	Pay	11/24/2026	(97,640)	-	(97,640)
(214,920)	(425)	Spotify Technology S.A.	FEDEF-1D -35 bps	Receive	11/24/2026	20,357	-	20,357
562,882	99,901	Sprinklr Inc-A	FEDEF-1D -35 bps	Pay	11/24/2026	(52,195)	-	(52,195)
169,717	6,272	St Corp-Class A	FEDEF-1D +45 bps	Pay	11/24/2026	(16,268)	-	(16,268)
(237,091)	(908)	Standex International	FEDEF-1D +45 bps	Receive	11/24/2026	(86,042)	-	(86,042)
244,944	3,454	Stanley Black & Deck	FEDEF-1D +45 bps	Pay	11/24/2026	79,956	-	79,956
236,788	31,665	Stealthgas Inc	FEDEF-1D +45 bps	Pay	11/24/2026	8,601	-	8,601
227,699	1,334	Steel Dynamics Inc	FEDEF-1D -35 bps	Pay	11/24/2026	75,145	-	75,145
(147,942)	(2,929)	Stepan Co	FEDEF-1D -35 bps	Receive	11/24/2026	(15,156)	-	(15,156)
(91,455)	(2,049)	Stepstone Group Inc	FEDEF-1D +45 bps	Receive	11/24/2026	5,998	-	5,998
(151,960)	(3,534)	Steven Madden Ltd	FEDEF-1D -35 bps	Receive	11/24/2026	2,837	-	2,837
(291,853)	(4,433)	Stock Yards Bancorp	FEDEF-1D +45 bps	Receive	11/24/2026	(46,505)	-	(46,505)
110,237	1,443	Stonex Group Inc	FEDEF-1D -35 bps	Pay	11/24/2026	58,867	-	58,867
(200,128)	(4,712)	Sylvamo Corp	FEDEF-1D +45 bps	Receive	11/24/2026	21,540	-	21,540
(382,039)	(1,722)	Take-Two Interactive	FEDEF-1D +45 bps	Receive	11/24/2026	(46,920)	-	(46,920)
227,956	2,348	Target Corp	FEDEF-1D -35 bps	Pay	11/24/2026	79,183	-	79,183
159,672	994	Td Synnex Corp	FEDEF-1D +45 bps	Pay	11/24/2026	103,801	-	103,801
167,635	767	Te Connectivity Plc	FEDEF-1D +45 bps	Pay	11/24/2026	(14,345)	-	(14,345)
154,226	2,780	Teekay Tankers Ltd-C	FEDEF-1D +45 bps	Pay	11/24/2026	26,656	-	26,656
259,126	37,819	Teladoc Health Inc	FEDEF-1D -35 bps	Pay	11/24/2026	60,116	-	60,116
(179,350)	(281)	Teledyne Technologies	FEDEF-1D +45 bps	Receive	11/24/2026	(7,101)	-	(7,101)

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

TOTAL RETURN SWAPS
Notional Amount at June 30, 2026	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
$ 629,673	16,385	Telephone And Data Systems	FEDEF-1D + 45 bps	Pay	11/24/2026	$ (41,808)	$ -	$ (41,808)
(268,301)	(713)	Texas Pacific Land Co.	FEDEF-1D - 35 bps	Receive	11/24/2026	(43,030)	-	(43,030)
(278,546)	(1,584)	Texas Roadhouse Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(27,983)	-	(27,983)
182,153	1,654	Timken Co	FEDEF-1D + 45 bps	Pay	11/24/2026	56,323	-	56,323
(142,492)	(9,301)	Titan America S.A.	FEDEF-1D - 73 bps	Receive	11/24/2026	(30,746)	-	(30,746)
255,355	1,006	T-Mobile Us Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(97,088)	-	(97,088)
342,753	4,036	Toro Co	FEDEF-1D + 45 bps	Pay	11/24/2026	44,694	-	44,694
(252,497)	(219)	Transdigm Group Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(37,893)	-	(37,893)
(160,513)	(2,054)	Transunion	FEDEF-1D - 35 bps	Receive	11/24/2026	13,851	-	13,851
(204,915)	(5,326)	Trimas Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(34,050)	-	(34,050)
(181,946)	(3,061)	Triumph Financial Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(49,927)	-	(49,927)
(117,379)	(18,572)	Tronox Holdings Plc	FEDEF-1D - 35 bps	Receive	11/24/2026	59	-	59
64,953	1,456	Truist Financial Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	7,374	-	7,374
381,216	31,758	Ty Global Ltd-A	FEDEF-1D + 45 bps	Pay	11/24/2026	(21,959)	-	(21,959)
184,865	2,012	Ufp Industries Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(3,666)	-	(3,666)
(245,540)	(1,028)	Ufp Technologies Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(23,995)	-	(23,995)
281,754	7,684	Ugi Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	(15,210)	-	(15,210)
557,369	5,007	United Airlines Holdings	FEDEF-1D + 45 bps	Pay	11/24/2026	118,905	-	118,905
207,035	6,149	United Community Bank	FEDEF-1D + 45 bps	Pay	11/24/2026	8,913	-	8,913
131,399	2,568	United Natural Foods	FEDEF-1D + 45 bps	Pay	11/24/2026	(14,981)	-	(14,981)
209,396	2,125	United Parcel Services	FEDEF-1D + 45 bps	Pay	11/24/2026	20,383	-	20,383
(453,356)	(3,864)	United States Lime & Minerals	FEDEF-1D - 35 bps	Receive	11/24/2026	55,453	-	55,453
124,527	329	Unitedhealth Group Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	12,570	-	12,570
(88,550)	(6,451)	Uranium Energy Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	20,016	-	20,016
493,377	2,261	Valero Energy Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	93,210	-	93,210
(173,985)	(333)	Valmont Industries	FEDEF-1D - 35 bps	Receive	11/24/2026	(18,154)	-	(18,154)
(299,136)	(8,231)	Valvoline Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(23,522)	-	(23,522)
(293,845)	(1,386)	Verisk Analytics Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	46,884	-	46,884
316,627	7,420	Verizon Communications	FEDEF-1D + 45 bps	Pay	11/24/2026	4,835	-	4,835
118,073	2,398	Viasat Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	96,188	-	96,188
(244,347)	(6,204)	Viper Energy Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(23,284)	-	(23,284)
375,618	11,182	Vornado Realty Trust	FEDEF-1D + 45 bps	Pay	11/24/2026	62,600	-	62,600
(87,441)	(3,048)	Voyager Technologies	FEDEF-1D - 35 bps	Receive	11/24/2026	(9,790)	-	(9,790)
(196,723)	(673)	Vulcan Materials Co	FEDEF-1D - 35 bps	Receive	11/24/2026	697	-	697
(177,189)	(3,571)	Walker & Dunlop Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(18,613)	-	(18,613)
(151,498)	(5,392)	Warner Music Group	FEDEF-1D - 35 bps	Receive	11/24/2026	5,303	-	5,303
(90,760)	(460)	Wd-40 Co	FEDEF-1D - 35 bps	Receive	11/24/2026	(21,075)	-	(21,075)
(156,151)	(21,334)	Weride Inc-Adr	FEDEF-1D - 68 bps	Receive	11/24/2026	33,766	-	33,766
(137,653)	(2,493)	Westamerica Bancorporation	FEDEF-1D - 35 bps	Receive	11/24/2026	(9,082)	-	(9,082)
(177,237)	(2,185)	Westlake Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	19,695	-	19,695
(425,030)	(9,839)	Wiley (John) & Sons	FEDEF-1D - 35 bps	Receive	11/24/2026	(51,140)	-	(51,140)
(197,568)	(1,956)	Willdan Group Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	45,820	-	45,820
(235,405)	(576)	Winmark Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(7,457)	-	(7,457)
142,489	884	Wix.Com Ltd	FEDEF-1D + 45 bps	Pay	11/24/2026	(109,483)	-	(109,483)
306,494	2,380	Workday Inc-Class A	FEDEF-1D + 45 bps	Pay	11/24/2026	(17,976)	-	(17,976)
185,882	7,759	World Kinect Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	69,585	-	69,585
(224,489)	(2,773)	Wyndham Hotels & Resorts	FEDEF-1D - 35 bps	Receive	11/24/2026	(8,954)	-	(8,954)
(192,880)	(1,817)	Wynn Resorts Ltd	FEDEF-1D - 35 bps	Receive	11/24/2026	17,035	-	17,035
(132,679)	(3,029)	Xpel Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(17,210)	-	(17,210)
214,453	5,914	Zillow Group Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(28,747)	-	(28,747)
67,806	777	Zoom Communications	FEDEF-1D + 45 bps	Pay	11/24/2026	(1,334)	-	(1,334)
						$ 1,203,887	$ -	1,203,887
# The counterparty for all swap contracts is Morgan Stanley.
^ Pays at maturity date.

LTD - Limited Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
FEDEF-1D - 1 Day Federal Funds Rate. The FEDEF-1D was 3.63% on June 30, 2026.